LEASES - Maturities of operating lease liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
LEASES
2022	$ 8,330
2023	8,309
2024	1,428
2025	722
2026 and thereafter	1,366
Total lease payments	20,155
Less - imputed interest	(625)
Present value of lease liabilities	19,530
Sublease rental payments receivable	1,786
Approximate Amount of Lien by Lessor	$ 5,100